Shareholder Fees	0 Months Ended
Jun. 01, 2012
(WFA Emerging Markets Equity Income Fund - Administrator) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Emerging Markets Equity Income Fund - Institutional) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Emerging Markets Equity Income Fund - Retail) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WFA Emerging Markets Equity Income Fund - Retail) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(WFA Emerging Markets Local Bond Fund - Administrator) | (Wells Fargo Advantage Emerging Markets Local Bond Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Emerging Markets Local Bond Fund - Institutional) | (Wells Fargo Advantage Emerging Markets Local Bond Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Emerging Markets Local Bond Fund - Retail) | (Wells Fargo Advantage Emerging Markets Local Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WFA Emerging Markets Local Bond Fund - Retail) | (Wells Fargo Advantage Emerging Markets Local Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%

[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.